Other Financing Lines of Credit	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Other Financing Lines Of Credit
19. Other Financing Lines of Credit
Mortgage facilities
The warehouse facility is structured as a master repurchase agreement under which ownership of the related eligible loans is temporarily transferred to the lender.
When mortgage facilities are drawn on, the Company generally must transfer and pledge eligible loans to the lender and comply with various financial and other covenants. For facilities that have a maturity date, they expire at various times during 2023 through 2026. Under the facilities, loans are generally transferred at an advance rate less than the principal balance or fair value of the loans, which serves as the primary credit enhancement for the lender. Three of the lines of credit are also guaranteed by FAH, a wholly-owned subsidiary and the parent holding company to the mortgage business. Since the advances are generally for less than 100% of the principal balance of the loans, working capital is required to fund the remaining portion of the principal balance of the loans. The amount of the advance that is provided under the warehouse facility ranges from 45% to 70% of the market value or principal balance of the loans. Upon expiration, the facility will either be closed or combined with other facilities.
Reverse mortgage facilities
These facilities are generally structured as master repurchase agreements under which ownership of the related eligible loans is temporarily transferred to a lender or as participation arrangements pursuant to which the lender acquires a participation interest in the related eligible loans. The funds advanced are generally repaid using the proceeds from the sale or securitization of the loans to, or pursuant to, programs sponsored by Ginnie Mae or to private secondary market investors, although prior payment may be required based on, among other things, certain breaches of representations and warranties or other events of default.
When these facilities are drawn on, the Company generally must transfer and pledge eligible loans to the lender and comply with various financial and other covenants. The facilities expire at various times during 2023 through 2027. Under the facilities, loans are generally transferred at an advance rate less than the principal balance or fair value of the loans, which serves as the primary credit enhancement for the lender. Six of the lines of credit are also guaranteed by FAH, a wholly-owned subsidiary and the parent holding company to the reverse mortgage business. Since the advances are generally for less than 100% of the principal balance of the loans, working capital is required to fund the remaining portion of the principal balance of the loans. The amount of the advance that is provided under the various warehouse facilities ranges from 30% to 104% of the market value or principal balance of the loans. Upon expiration, management believes it will either renew its existing facilities or obtain sufficient additional lines of credit.
Commercial loan facilities
These facilities are either structured as master repurchase agreements under which ownership of the related eligible loans is temporarily transferred to a lender or are collateralized by first or second lien loans or crop loans. The funds advanced are generally repaid using the proceeds from the sale or securitization of the loans to private secondary market investors, although prior payment may be required based on, among other things, certain breaches of representations and warranties or other events of default.
When these facilities are drawn on, the Company generally must transfer and pledge eligible loan collateral and comply with various financial and other covenants. The facilities expire at various times during 2023 and 2024. Under the facilities, loans are generally transferred at an advance rate less than the principal balance or fair value of the loans, which serves as the primary credit enhancement for the lender. Five of the lines of credit are also guaranteed by FAH, a wholly-owned subsidiary and the parent holding company to the commercial lending business. Since the advances are generally for less than 100% of the principal balance of the loans, working capital is required to fund the remaining portion of the principal balance of the loans. The amount of the advance that is provided under the various warehouse facilities generally ranges from 70% to 90% of the market value or principal balance of the loans. Upon expiration, the facilities will either be closed or combined with other facilities.
The following summarizes the components of other financing lines of credit related to continuing operations (in thousands):

				Outstanding borrowings at
Maturity Date	Interest Rate	Collateral Pledged	Total Capacity(1)	December 31, 2022	December 31, 2021
Mortgage Lines:
October 2023	Bloomberg short-term bank yield index + applicable margin	First Lien Mortgages	$311,673	$83,814	$—
November 2023	SOFR + applicable margin	Home Improvement Consumer Loans	50,000	7,495	5,107
March 2026	Ameribor + applicable margin	MSR	15,600	10,312	138,524
N/A	Bond accrual rate + applicable margin	Mortgage Related Assets	37,604	37,604	36,102
Subtotal mortgage lines of credit			$414,877	$139,225	$179,733
Reverse Lines:
April 2023 - November 2023	LIBOR/SOFR + applicable margin	First Lien Mortgages	$1,375,000	$584,658	$714,013
N/A	LIBOR/Bond accrual rate + applicable margin	Mortgage Related Assets	320,715	320,715	297,893
October 2027	SOFR + applicable margin	MSR	70,000	33,036	78,952
May 2023	Prime + .50%; 6% floor	Unsecuritized Tails	50,000	45,001	38,544
Subtotal reverse lines of credit			$1,815,715	$983,410	$1,129,402
Commercial Lines:
August 2023	2.50% / 3.25%	Encumbered Agricultural Loans	$75,000	$7,561	$25,127
April 2023 - November 2023	LIBOR/SOFR/Ameribor + applicable margin	First Lien Mortgages	191,040	159,938	167,159
February 2023	15%	Second Lien Mortgages	25,000	25,000	24,175
January 2024	SOFR + applicable margin	Mortgage Related Assets	12,500	12,500	5,041
Subtotal commercial lines of credit			$303,540	$204,999	$221,502
Total other financing lines of credit			$2,534,132	$1,327,634	$1,530,637
(1)Capacity is dependent upon maintaining compliance with, or obtaining waivers of, the terms, conditions, and covenants of the respective agreements, including asset-eligibility requirements. Capacity amounts presented are as of December 31, 2022.

As of December 31, 2022 and December 31, 2021, the weighted average outstanding interest rates on outstanding financing lines of credit of the Company were 7.35% and 3.77%, respectively.
The Company's financing arrangements and credit facilities contain various financial covenants, which primarily relate to required tangible net worth amounts, liquidity reserves, leverage ratios, and profitability.
As of December 31, 2022, the Company was in compliance with its financial covenants related to required liquidity reserves. With respect to certain financial covenants related to required profitability, debt service coverage ratio and tangible net worth amounts, the Company obtained financial covenant waivers, amendments to such financial covenants effective as of December 31, 2022, or paid off the line of credit, in order to avoid breaching such financial covenants.
The terms of the Company's financing arrangements and credit facilities contain covenants, and the terms of the Company's GSE/seller servicer contracts contain requirements that may restrict the Company and its subsidiaries from paying distributions to its members. These restrictions include restrictions on paying distributions whenever the payment of such distributions would cause FoA or its subsidiaries to no longer be in compliance with any of its financial covenants or GSE requirements. Further, the Company is generally prohibited under Delaware law from making a distribution to a member to the extent that, at the time of the distribution, after giving effect to the distribution, liabilities of the Company (with certain exceptions) exceed the fair value of its assets. Subsidiaries of the Company are generally subject to similar legal limitations on their ability to make distributions to FoA.
As of December 31, 2022, the maximum allowable distributions available to the Company based on the most restrictive of such financial covenant ratios is presented in the table below (in thousands, except for ratios):

Financial Covenants	Requirement	December 31, 2022	Maximum Allowable Distribution(1)
FAM
Adjusted Tangible Net Worth(2)	$100,000	$100,907	$907
Liquidity	20,000	23,368	3,368
Leverage Ratio	13:1	9.30:1	28,732
FAR
Adjusted Tangible Net Worth(2)	$250,000	$267,067	$17,067
Liquidity	24,724	28,718	3,994
Leverage Ratio	6:1	5.29:1	31,808
FAH
Adjusted Tangible Net Worth(2)	$300,000	$310,850	$10,850
Liquidity	45,000	52,270	7,270
Leverage Ratio	10:1	6.55:1	107,292
(1) The Maximum Allowable Distribution for any of the originations subsidiaries is the lowest of the amounts shown for the particular originations subsidiary.
(2) This amount is based on the most restrictive financing line of credit covenant.
As of December 31, 2021, the maximum allowable distributions available to the Company based on the most restrictive of such financial covenant ratios is presented in the table below (in thousands, except for ratios):

Financial Covenants	Requirement	December 31, 2021	Maximum Allowable Distribution(1)
FAM
Adjusted Tangible Net Worth(2)	$150,000	$180,032	$30,032
Liquidity	40,000	43,734	3,734
Leverage Ratio	15:1	13.9:1	12,154
FACo
Adjusted Tangible Net Worth(2)	$85,000	$87,350	$2,350
Liquidity	20,000	32,728	12,728
Leverage Ratio	6:1	2.8:1	46,895
FAR
Adjusted Tangible Net Worth(2)	$417,826	$527,443	$109,617
Liquidity	20,000	23,845	3,845
Leverage Ratio	6:1	2.9:1	264,134
(1) The Maximum Allowable Distribution for any of the originations subsidiaries is the lowest of the amounts shown for the particular originations subsidiary.
(2) This amount is based on the most restrictive financing line of credit covenant.